Estimated Aggregate Amortization Expense for Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Expected Amortization Expense [Line Items]
Estimated aggregate amortization expense - 2014	$ 25,751
Estimated aggregate amortization expense - 2015	23,862
Estimated aggregate amortization expense - 2016	21,759
Estimated aggregate amortization expense - 2017	16,856
Estimated aggregate amortization expense - 2018	14,775
Estimated aggregate amortization expense - 2019 and thereafter	70,195
Total	$ 173,198